Condensed consolidating financial information - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Consolidating Statement Of Cash Flows, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 241,781		$ 265,274		$ 543,165
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	4,756,555		4,370,548		3,393,740
Proceeds on maturities of investments	554,619		490,459		548,226
Purchases of fixed maturities	(4,379,314)		(5,392,728)		(3,726,611)
(Purchases) sales of short-term investments, net	(121,264)		353,353		56,502
Purchases of other investments	(119,815)		(38,492)		(491,210)
Decrease (increase) in securities lending collateral	2,922		(3,167)		7,771
Redemption from operating affiliates	77,544		86,657		0
Decrease (increase) in restricted cash	27,489		(172,962)		(3,493)
Proceeds on sale of subsidiary, net of cash	16,459		21,388		0
Purchase of subsidiary, net of cash acquired	(643,545)		0		17,196
Return of capital from subsidiaries	0
Investment in subsidiaries	0				0
Net cash provided by (used in) investing activities	121,582		(321,436)		(302,214)
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	680,027		442,412		0
Repayments on notes payable to operating affiliates	(617,068)		(3,553)		0
Issuance of common shares, net	5,347		1,211		3,015
Purchases of common shares under share repurchase program	(510,952)		(513,504)		(259,962)
Dividends paid	(117,043)		(360,071)		(110,037)
(Decrease) increase in securities lending payable	(2,922)		3,167		(7,771)
Third party investment in redeemable noncontrolling interest	68,200		92,190		0
Third party redemption of redeemable noncontrolling interest	(10,496)		(19,400)		0
Investment in third party noncontrolling interest	0		58,500		450,100
Third party subscriptions received in advance	15,400		35,000		19,400
Return of capital to parent	0
Capital contribution from parent	0				0
Third party subscriptions received in advance					19,400
Net cash (used in) provided by financing activities	(489,507)		(264,048)		94,745
Effect of foreign currency rate changes on cash and cash equivalents	(30,764)		(6,364)		17,540
Net increase (decrease) in cash	(156,908)		(326,574)		353,236
Cash and cash equivalents, beginning of year	734,148		1,060,722		707,486
Cash and cash equivalents, end of year	577,240		734,148		1,060,722
Consolidating Adjustments
Condensed Consolidating Statement Of Cash Flows, Captions [Line Items]
Net cash (used in) provided by operating activities	(100,000)	[1]	(1,009,000)	[1]	(734,000)	[1]
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	0	[1]	0	[1]	0	[1]
Proceeds on maturities of investments	0	[1]	0	[1]	0	[1]
Purchases of fixed maturities	0	[1]	0	[1]	0	[1]
(Purchases) sales of short-term investments, net	0	[1]	0	[1]	0	[1]
Purchases of other investments	0	[1]	0	[1]	0	[1]
Decrease (increase) in securities lending collateral	0	[1]	0	[1]	0	[1]
Redemption from operating affiliates	0	[1]	0	[1]
Decrease (increase) in restricted cash	0	[1]	0	[1]	0	[1]
Proceeds on sale of subsidiary, net of cash	0	[1]	0	[1]
Purchase of subsidiary, net of cash acquired	0	[1]			0	[1]
Return of capital from subsidiaries	(673,966)	[1]
Investment in subsidiaries	480,000	[1]			(166,582)	[1]
Net cash provided by (used in) investing activities	(193,966)	[1]	0	[1]	166,582	[1]
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	0	[1]	0	[1]
Repayments on notes payable to operating affiliates	0	[1]	0	[1]
Issuance of common shares, net	0	[1]	0	[1]	0	[1]
Purchases of common shares under share repurchase program	0	[1]	0	[1]	0	[1]
Dividends paid	100,000	[1]	1,009,000	[1]	734,000	[1]
(Decrease) increase in securities lending payable	0	[1]	0	[1]	0	[1]
Third party investment in redeemable noncontrolling interest	0	[1]	0	[1]
Third party redemption of redeemable noncontrolling interest	0	[1]	0	[1]
Investment in third party noncontrolling interest			0	[1]	0	[1]
Third party subscriptions received in advance	0	[1]	0	[1]
Return of capital to parent	673,966	[1]
Capital contribution from parent	(480,000)	[1]			(166,582)	[1]
Third party subscriptions received in advance					0	[1]
Net cash (used in) provided by financing activities	293,966	[1]	1,009,000	[1]	567,418	[1]
Effect of foreign currency rate changes on cash and cash equivalents	0	[1]	0	[1]	0	[1]
Net increase (decrease) in cash	0	[1]	0	[1]	0	[1]
Cash and cash equivalents, beginning of year	0	[1]	0	[1]	0	[1]
Cash and cash equivalents, end of year	0	[1]	0	[1]	0	[1]
Validus Holdings, Ltd. (Parent Guarantor)
Condensed Consolidating Statement Of Cash Flows, Captions [Line Items]
Net cash (used in) provided by operating activities	(41,905)		873,083		548,288
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	0		0		0
Proceeds on maturities of investments	0		0		0
Purchases of fixed maturities	0		0		0
(Purchases) sales of short-term investments, net	0		0		0
Purchases of other investments	0		0		0
Decrease (increase) in securities lending collateral	0		0		0
Redemption from operating affiliates	0		0
Decrease (increase) in restricted cash	0		0		0
Proceeds on sale of subsidiary, net of cash	0		0
Purchase of subsidiary, net of cash acquired	0				0
Return of capital from subsidiaries	673,966
Investment in subsidiaries	0				166,582
Net cash provided by (used in) investing activities	673,966		0		(166,582)
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	0		0
Repayments on notes payable to operating affiliates	0		0
Issuance of common shares, net	5,347		1,211		3,015
Purchases of common shares under share repurchase program	(510,952)		(513,504)		(259,962)
Dividends paid	(117,043)		(360,071)		(110,037)
(Decrease) increase in securities lending payable	0		0		0
Third party investment in redeemable noncontrolling interest	0		0
Third party redemption of redeemable noncontrolling interest	0		0
Investment in third party noncontrolling interest			0		0
Third party subscriptions received in advance	0		0
Return of capital to parent	0
Capital contribution from parent	0				0
Third party subscriptions received in advance					0
Net cash (used in) provided by financing activities	(622,648)		(872,364)		(366,984)
Effect of foreign currency rate changes on cash and cash equivalents	0		0		0
Net increase (decrease) in cash	9,413		719		14,722
Cash and cash equivalents, beginning of year	20,385		19,666		4,944
Cash and cash equivalents, end of year	29,798		20,385		19,666
Validus Holdings (UK) plc (Subsidiary Issuer)
Condensed Consolidating Statement Of Cash Flows, Captions [Line Items]
Net cash (used in) provided by operating activities	81		0		0
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	0		0		0
Proceeds on maturities of investments	0		0		0
Purchases of fixed maturities	0		0		0
(Purchases) sales of short-term investments, net	0		0		0
Purchases of other investments	0		0		0
Decrease (increase) in securities lending collateral	0		0		0
Redemption from operating affiliates	0		0
Decrease (increase) in restricted cash	0		0		0
Proceeds on sale of subsidiary, net of cash	0		0
Purchase of subsidiary, net of cash acquired	0				0
Return of capital from subsidiaries	0
Investment in subsidiaries	(240,000)				0
Net cash provided by (used in) investing activities	(240,000)		0		0
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	0		0
Repayments on notes payable to operating affiliates	0		0
Issuance of common shares, net	0		0		0
Purchases of common shares under share repurchase program	0		0		0
Dividends paid	0		0		0
(Decrease) increase in securities lending payable	0		0		0
Third party investment in redeemable noncontrolling interest	0		0
Third party redemption of redeemable noncontrolling interest	0		0
Investment in third party noncontrolling interest			0		0
Third party subscriptions received in advance	0		0
Return of capital to parent	0
Capital contribution from parent	240,000				0
Third party subscriptions received in advance					0
Net cash (used in) provided by financing activities	240,000		0		0
Effect of foreign currency rate changes on cash and cash equivalents	0		0		0
Net increase (decrease) in cash	81		0		0
Cash and cash equivalents, beginning of year	0		0		0
Cash and cash equivalents, end of year	81		0		0
Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries)
Condensed Consolidating Statement Of Cash Flows, Captions [Line Items]
Net cash (used in) provided by operating activities	383,605	[2]	401,191	[2]	728,877	[2]
Cash flows provided by (used in) investing activities
Proceeds on sales of investments	4,756,555	[2]	4,370,548	[2]	3,393,740	[2]
Proceeds on maturities of investments	554,619	[2]	490,459	[2]	548,226	[2]
Purchases of fixed maturities	(4,379,314)	[2]	(5,392,728)	[2]	(3,726,611)	[2]
(Purchases) sales of short-term investments, net	(121,264)	[2]	353,353	[2]	56,502	[2]
Purchases of other investments	(119,815)	[2]	(38,492)	[2]	(491,210)	[2]
Decrease (increase) in securities lending collateral	2,922	[2]	(3,167)	[2]	7,771	[2]
Redemption from operating affiliates	77,544	[2]	86,657	[2]
Decrease (increase) in restricted cash	27,489	[2]	(172,962)	[2]	(3,493)	[2]
Proceeds on sale of subsidiary, net of cash	16,459	[2]	21,388	[2]
Purchase of subsidiary, net of cash acquired	(643,545)	[2]			17,196	[2]
Return of capital from subsidiaries	0	[2]
Investment in subsidiaries	(240,000)	[2]			0	[2]
Net cash provided by (used in) investing activities	(118,418)	[2]	(321,436)	[2]	(302,214)	[2]
Cash flows provided by (used in) financing activities
Proceeds on issuance of notes payable to operating affiliates	680,027	[2]	442,412	[2]
Repayments on notes payable to operating affiliates	(617,068)	[2]	(3,553)	[2]
Issuance of common shares, net	0	[2]	0	[2]	0	[2]
Purchases of common shares under share repurchase program	0	[2]	0	[2]	0	[2]
Dividends paid	(100,000)	[2]	(1,009,000)	[2]	(734,000)	[2]
(Decrease) increase in securities lending payable	(2,922)	[2]	3,167	[2]	(7,771)	[2]
Third party investment in redeemable noncontrolling interest	68,200	[2]	92,190	[2]
Third party redemption of redeemable noncontrolling interest	(10,496)	[2]	(19,400)	[2]
Investment in third party noncontrolling interest			58,500	[2]	450,100	[2]
Third party subscriptions received in advance	15,400	[2]	35,000	[2]
Return of capital to parent	(673,966)	[2]
Capital contribution from parent	240,000	[2]			166,582	[2]
Third party subscriptions received in advance					19,400	[2]
Net cash (used in) provided by financing activities	(400,825)	[2]	(400,684)	[2]	(105,689)	[2]
Effect of foreign currency rate changes on cash and cash equivalents	(30,764)	[2]	(6,364)	[2]	17,540	[2]
Net increase (decrease) in cash	(166,402)	[2]	(327,293)	[2]	338,514	[2]
Cash and cash equivalents, beginning of year	713,763	[2]	1,041,056	[2]	702,542	[2]
Cash and cash equivalents, end of year	547,361	[2]	713,763	[2]	1,041,056	[2]
Operating Affiliates [Member]
Cash flows provided by (used in) investing activities
Investments in affiliates	(37,600)		(22,000)		(91,500)
Operating Affiliates [Member] | Consolidating Adjustments
Cash flows provided by (used in) investing activities
Investments in affiliates	0	[1]	0	[1]	0	[1]
Operating Affiliates [Member] | Validus Holdings, Ltd. (Parent Guarantor)
Cash flows provided by (used in) investing activities
Investments in affiliates	0		0		0
Operating Affiliates [Member] | Validus Holdings (UK) plc (Subsidiary Issuer)
Cash flows provided by (used in) investing activities
Investments in affiliates	0		0		0
Operating Affiliates [Member] | Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries)
Cash flows provided by (used in) investing activities
Investments in affiliates	(37,600)	[2]	(22,000)	[2]	(91,500)	[2]
Investment Affiliates [Member]
Cash flows provided by (used in) investing activities
Investments in affiliates	(12,468)		(14,492)		(12,835)
Investment Affiliates [Member] | Consolidating Adjustments
Cash flows provided by (used in) investing activities
Investments in affiliates	0	[1]	0	[1]	0	[1]
Investment Affiliates [Member] | Validus Holdings, Ltd. (Parent Guarantor)
Cash flows provided by (used in) investing activities
Investments in affiliates	0		0		0
Investment Affiliates [Member] | Validus Holdings (UK) plc (Subsidiary Issuer)
Cash flows provided by (used in) investing activities
Investments in affiliates	0		0		0
Investment Affiliates [Member] | Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries)
Cash flows provided by (used in) investing activities
Investments in affiliates	$ (12,468)	[2]	$ (14,492)	[2]	$ (12,835)	[2]

[1]	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.
[2]	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.